Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions

13. Provisions

	December 31,
	2022	2021
	$	$
Balance – Beginning of period	277	371
Utilization of provision	(28)	(90)
Change in the provision	—	23
Unwinding of discount and impact of foreign exchange rate changes	(16)	(27)
Balances – End of the year	233	277
Less: current portion	45	34
Non-current portion	188	243

In 2013, the Company recognized a provision for certain non-cancellable contracts related to the Cetrotide activities, discussed in note 10, that were deemed onerous. The provisions for onerous contracts represent the present value of estimated unavoidable future royalty and patent costs associated with the intellectual property underlying Cetrotide.